Document and Entity Information	Sep. 21, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001538990
Document Type	8-K
Document Period End Date	Sep. 21, 2026
Entity Registrant Name	STORE Capital LLC
Entity Incorporation State Country Code	DE
Entity File Number	001-36739
Entity Tax Identification Number	88-4051712
Entity Address, Address Line One	8377 East Hartford Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85255
City Area Code	(480)
Local Phone Number	256-1100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false